Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission.

The unaudited interim condensed consolidated financial statements do not include all the information and footnotes required by the U.S. GAAP for complete consolidated financial statements. Certain information and note disclosures normally included in the annual consolidated financial statements prepared in accordance with the U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Company’s financial position as of September 30, 2025, and results of operations and cash flows for the six months ended September 30, 2025 and 2024. The audited consolidated balance sheet as of March 31, 2025 has been derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by the U.S. GAAP. Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period. These financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended March 31, 2025 and 2024, and related notes included in the Company’s audited consolidated financial statements.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the unaudited financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for expected credit losses, useful lives and impairment for investment in an associate, long-term investments, property and equipment and intangible assets, fair value of financial instruments, share based compensations and contingencies. Actual results could vary from the estimates and assumptions that were used.

Foreign currency translation and transaction and convenience translation

The accompanying unaudited interim condensed consolidated financial statements are presented in United States dollars (“$”). The functional currency of the Company is $ and the functional currency of the Company’s subsidiaries is the Hong Kong Dollars (“HKD”). The Company’s assets and liabilities are translated into $ from HKD at period/year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	As of September 30, 2025	As of March 31, 2025
Period/year-end spot rate	7.7830	7.7787

	For the six months ended September 30,
	2025	2024
Average rate	7.8126	7.8086

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Based on the short-term nature of cash and cash equivalents, cash segregated for regulatory purpose, receivables from customers, brokers-dealers and clearing organizations, other current assets, amounts due from (to) related parties, payables to customers and clearing organizations, payables to virtual asset service providers, accruals and other current liabilities, and amount due to directors, has determined that the carrying value approximates their fair values. The carrying amounts of operating lease liabilities approximate their fair values since they bear an interest rate which approximates market interest rates.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Cash and cash equivalents

Cash and cash equivalents consist of deposits with banks, all highly liquid investments and investments in money market fund, with original maturities of three months or less and are readily convertible to known amounts of cash. The Company's cash is held at well capitalized financial institutions, but they are not Federal Deposit Insurance Corporation (“FDIC”) insured. The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Cash segregated for regulatory purpose

The balance of cash segregated for regulatory purpose represents the bank balance that the Company held on behalf of customers. The Company maintains segregated bank accounts with authorized institutions to hold customers’ monies arising from its normal course of business. The Company’s cash segregated for regulatory purpose is held at well capitalized financial institutions, but they are not FDIC insured. The segregated customers account balance is restricted for customer transactions and governed by the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance. The Company has classified such segregated customers’ account balances as cash segregated for regulatory purpose and recognized the corresponding accounts payable to the respective customers under the liabilities section. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash segregated for regulatory purpose.

Receivables from customers, broker-dealers, and clearing organizations

Receivables from customers arise from (i) the business of dealing in investment securities and virtual assets for cash and margin customers; (ii) investment advisory business; (iii) corporate consultancy business; and (iv) asset management business.

Receivables from broker-dealers and clearing organizations arise from the business of investment securities and virtual assets. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

In evaluating the collectability of receivables balances, the Company considers specific evidence including the aging of the receivable, the customers’ payment history, its current creditworthiness, its underlying equity securities secured and current economic trends.

The receivables from customers, broker-dealers and clearing organizations, such as Hong Kong Exchanges and Clearing Limited (“HKEx”), are viewed as past due or delinquent based on how recently payments have been received. The Company has contractual rights to receive cash on demand from customers, broker-dealers and clearing organizations. As of September 30, 2025 and March 31, 2025, no receivables from customers and broker-dealers are past due or delinquent based on the repayment history of customers and broker-dealers. As of September 30, 2025 and March 31, 2025, no receivables from clearing organizations are past due or delinquent as the receivables are normally being settled within two days after the trade execution.

The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. The receivables are written off after all collection efforts have ceased. The receivables from customers related to trading activities are secured in the form of underlying equity securities. The Company is entitled to dispose of such collateral held on behalf of the customers for the purpose of settling any liability owed. The Company applies the practical expedient based on collateral maintenance provisions under ASC 326, Financial Instruments – Credit Losses, in estimating an allowance for credit losses for receivables from customers. In accordance with the practical expedient, when the Company reasonably expects that borrowers (or counterparties, as applicable) will replenish the collateral as required, there is no expectation of credit losses when the collateral’s fair value is greater than the amortized cost of the financial asset. If the amortized cost exceeds the fair value of collateral, then credit losses are estimated only on the unsecured portion.

As of September 30, 2025 and March 31, 2025, the allowance for credit losses on receivables from customers were $526,000 and $501,000, and the allowance for credit losses on receivables from broker-dealers and clearing organizations were $10,000 and nil, respectively.

Prepaid expenses and other current assets, net

Prepayments and other current assets consist of cash advanced to suppliers for purchasing goods or services that have not been received or provided to the Company and prepayments to professional parties and marketing companies. Cash advanced to suppliers is refundable and bears no interest. Prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and reviewed periodically to determine whether their carrying value has become impaired.

Refundable deposit

As a clearing member firm of HKEx, the Company is exposed to clearing member credit risk.

HKEx requires member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to clearing organizations in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. HKEx has the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Company is required to pay such additional funds.

Rental deposits represent security payments made to lessors for the Company’s lease agreements entered. The Company made such security payments upon the commencement of the original lease agreements. The security deposit will be refunded to the Company upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Company.

Short-term investment

Short-term investments consist of uninvested cash held at brokerage accounts pending investment, and investments in funds that invest in U.S. securities with original maturities longer than three months but less than one year. Uninvested cash held at brokerage accounts is classified as short-term investments as they are not available for immediate use on demand. In accordance with ASC 820-10-35-59, the Company elected to apply the practical expedient to use net asset value, without adjustment, to measure investments in funds that do not have readily determinable fair values. Accordingly, these investments are not classified within the fair value hierarchy and are excluded from the fair value disclosures.

Investment in associates

An associate is an entity over which the Company has significant influence, but not control or joint control, over the financial and operating policies of the entity. Significant influence is presumed to exist when the Company holds 20% or more of the voting power of another entity. The Company accounts for its investment in an associate using the equity method unless the fair value option is elected for an investment and the Company does not elect the fair value option.

On acquisition of the investment, any excess of the cost of the investment over the Company’s share of the net fair value of the investee’s identifiable assets and liabilities represents goodwill and is included in the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Company’s share of the associate’s profit or loss in the period in which the investment is acquired.

Under the equity method, the investment in an associate is carried at cost plus post-acquisition changes in the Company’s share of net assets of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in an associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within “Share of results of an associate” in the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Long-term investments

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

The Company elected to record equity investments without readily determinable fair values using the measurement alternative at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Pursuant to ASC 321, for those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss equal to the difference between the carrying value and fair value. For the six months ended September 30, 2025 and 2024, the Company recognized impairment loss of long-term investments of nil and $259,000, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the item to its present working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the unaudited interim condensed consolidated statements of operations and comprehensive loss   in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the item, the expenditure is capitalized as an additional cost of the item.

Depreciation is provided to write off the cost of items of property and equipment over their estimated useful lives and after taking into account their estimated residual value, using the straight-line method, at the following estimated useful lives:

Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	3.3 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the unaudited interim condensed consolidated statements of operations and comprehensive loss   in the period the asset is derecognized.

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company annually, or more frequently if the Company believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Intangible assets, net

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of the trading platform system and eligibility rights to trade on or through HKEx. The trading platform system is considered by the management as having a finite useful life of two years. Accordingly, the trading platform system is amortized on a straight-line basis over two years. The estimated useful life and amortization method of an intangible asset with finite life is reviewed at the end of each reporting period, with the effect of any changes in estimated being accounted for on a prospective basis. Management has determined that trading rights have indefinite useful lives. These trading rights are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether an indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the six months ended September 30, 2025 and 2024.

Payables to customers

Payables to customers arise from the business of dealing in investment securities and virtual assets. Payables to customers represent payables related to the Company’s customer trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to cover the positions taken by its customers, clearing house payables due on pending trades and payable on demand, as well as the bank balances held on behalf of customers.

Contract liabilities

Contract liabilities arise from corporate consultancy services. The Company is entitled to receive an upfront payment upon signing the financial advisory contract as contract liabilities. These payments are non-refundable and contract liabilities will be recognized as revenue in future periods when the Company completes its performance obligations based on the point in time either (a) when the deliverables, in the form of reports are delivered based on the specific terms of the contract; or (b) lapse of the financial advisory contract.

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter. There were no material commitments or contingencies as of September 30, 2025 and March 31, 2025.

Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company currently generates its revenue from the following main sources:

(a) Traditional financial services

(i) Investment banking services

Revenue from investment banking services is generated through corporate consultancy service income.

Corporate consultancy income generated by acting as advisers (a) to customers, including but not limited to listed companies or companies planning for IPO, advising on the terms and structures of the proposed corporate transactions, or the relevant implications and compliance matters under the Hong Kong regulatory framework for listed companies; market research, strategic analysis, and other advisory services to support customers in developing new business areas or enhancing existing operations, in return for consultancy service income.

The Company enters into a distinct contract with its customers for the provision of corporate consultancy services. The scope of work under consultancy services can vary from project to project and generally involves a series of tasks which are interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task. Therefore, the entire transaction prices of consultancy services are generally allocated to a single performance obligation.

The transaction price might be variable even when the stated price in the contract is fixed because the Company may be entitled to upfront payment only when the contract is lapsed before completion of consultancy services. Payment is typically made in installments, with an upfront payment received upon signing the contract and subsequent payments made based on the completion of specific service stages as outlined in the contract between the Company and the customer. The transaction price and payment terms are stated in the contract for each individual engagement.

Corporate consultancy service income received from customers is non-refundable, and the Company is entitled to receive upfront payment upon signing the contract. Revenue from upfront payment and other installments is recognized based on the point in time either (a) when the deliverables, in the form of reports are delivered based on the specific terms of the contract; or (b) lapse of the consultancy service contract.

There were no contract asset and contract liabilities balances as of September 30, 2025 and March 31, 2025.

(ii) Wealth management services

Revenue from wealth management services is primarily derived from securities brokerage commission and handling income and investment advisory income.

Securities brokerage commission income generated by provision of securities brokerage services of executing trades to customers, who are individual customers or brokers, and is recognized at a point in time (trade date) when the performance obligation has been satisfied by the completion of trades and the risks and rewards of ownership have been transferred to/from the customer. The Company acts as an agent. The transaction price is a variable consideration as the price is determined by a fixed percentage of transaction amounts. Commission fees are directly charged from the customer’s account when the transactions are executed.

Handling income generated from providing services such as settlement (clearing) of securities, new share subscription services in relation to IPOs and dividend collection, to individual customers or brokers. Securities settlement service income is recognized at a point in time when the transactions are completed. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount. New share subscription handling income is recognized at the time when the performance obligation has been satisfied by successfully submitting the IPO subscription to banks on behalf of customers. New share subscription handling income is fixed per IPO subscription order and no variable consideration in the transaction. Dividend collection handling income is recognized at the time when the performance obligation has been satisfied by receiving dividends by the Company on behalf of customers. When the Company receives the cash dividend distributed by the stocks on behalf of customers, the net dividend will be distributed and deposited into the account of the customers, after deducting the dividend collection handling fees. Dividend collection handling income is charged at a fixed percentage of dividend collected and therefore the transaction price is a variable consideration as the price is determined to be a fixed percentage of dividend amount. The Company acts as an agent and handling income is directly charged from the customer’s account when the transactions are executed.

Investment advisory income is recognized when the relevant advice has been provided or the relevant services have been rendered. The Company enters into a distinct contract with its customers as a principal for the provision of investment advisory services. The Company provides customers with global economic information, industry analysis, investment recommendations and portfolio allocation strategies. The Company concludes that each monthly investment advisory service is both (1) distinct and (2) it meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Company concludes that the monthly investment advisory services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration in the transaction price. Accordingly, based on the output methods, the Company recognizes revenues from investment advisory services on a monthly basis when it satisfies its performance obligations throughout the contract terms. The Company issues invoices to customers quarterly and the contractual payment terms are typically due no more than 30 days from invoicing.

(iii) Asset management services

Revenue from asset management is primarily in connection with (i) services as an investment manager or an advisor from funds or investments; and (ii) fund subscription services to customers. The Company rendered management services to individual customers as a principal, which are recorded over the period of service provided. Asset management service fee is charged by the Company to funds monthly and collected directly out of custodial accounts. The Company acts as a principal to provide asset management services directly to individual customers. The services include market research, asset allocation, equity selection, regular portfolio oversight, risk reassessment and rebalancing as needed. The Company charges customers management fees at a fixed percentage of asset value under management in accordance with the agreement. The fee is due and paid within the specified terms of payment. The transaction price is a variable consideration as the price is determined to be a fixed percentage of asset value.

Performance fees are accounted for when the return on assets under management, over a given period established in each fund’s private memorandum, exceeds certain return benchmarks or other performance benchmarks, depending on each fund’s private memorandum. Performance fees are calculated on an annual basis. Performance fees are a form of variable consideration. The Company recognizes these fees at a point in time when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating a high probability of economic benefits and cash inflow to the Company.

Subscription fees charged to fund subscriber for subscription of funds are recognized at a point in time when participating share is successfully subscribed. The Company acts as an agent between funds and fund subscribers to provide fund subscription services and charges a fund subscription fee at a fixed rate with reference to the size of the subscription amount to fund subscribers through funds when the subscription of funds is completed, and typically due in no more than 30 days from invoicing. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount.

(iv) Interest income

The Company earns interest income primarily from its rolling cash balance accounts or IPO financing offered by the Company to customers in relation to the securities brokerage services. Revenue is recognized over the period that the rolling cash balance account or IPO financing are outstanding. The Company offers rolling cash balance account or IPO financing to individual customers as a principal. Interest income is directly charged at a fixed percentage over the financing amount from the customer’s account when customers repay the balance account or principal amount of IPO financing. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount.

(v) Referral income

Referral income generated by provision of referral services by acting as agent to corporate customers or brokers. The Company refers investors to corporate customers or brokers and earns referral income. The Company enters into a distinct referral agreement with corporate customers or brokers for the provision of referral services. The referral service is distinct and is identified as one performance obligation. The transaction price is a variable consideration as the consideration is determined to be a fixed percentage of subscription amount in the transaction, either IPO or fund raised in other fundraising activities. Revenue from providing referral services to customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of an IPO or fundraising activities.

(b) Digital assets-related services

(i) Virtual assets trading and related services

The Company provides virtual asset trading services by executing buy and sell orders for digital assets (e.g., Bitcoin, Ethereum) to both individual and institutional customers. The Company’s performance obligation is fulfilled when it completes each trade order, transferring control of the virtual asset to or from the customer. Revenue is recognized at a point in time on the trade date, as this is when the Company has satisfied its distinct performance obligation by executing the trade. The Company acts as an agent as the risks and rewards remain with the customer. Transaction fees for trading are variable and based on a fixed percentage of the transaction amount. Fees are charged directly to the customer’s account upon execution of each trade.

The Company acts as a participating dealer for certain virtual asset spot ETFs, each in-kind or in-cash subscription or redemption represents a distinct performance obligation, fulfilled when the subscription or redemption process is completed. Revenue is recognized at a point in time, specifically upon the completion of each subscription or redemption transaction. The Company also acts as an agent in these transactions, arranging the exchange on behalf of the client and ETF providers. Fees for subscription and redemption services are considered variable and are calculated as a fixed percentage of the transaction amount. Fees are charged directly to the customer’s account upon completion of each transaction.

The Company provides integrated solutions services in relation to payment infrastructure, tokenization as a service and deployment of blockchain technology to clients who want to engage in digital assets activities. The Company acts as a principal to work with certain suppliers such as cloud services providers to have the necessary infrastructure to enable the provision of such integrated solutions services. Revenue is recognized when the relevant services are rendered.

(ii) Payment infrastructure

The Company acts as a principal to provide a global digital asset financial platform to enable cross-border payment, treasury functions and card services. Revenue is recognized at a point in time, specifically upon the completion of the customer’s payments. Transaction fees are variable and based on a fixed percentage of the transaction amount. Fees are charged directly to the customers’ account upon execution of each transaction.

(iii) Tokenization as a service

The Company acts as a principal to provide asset tokenization services with reference from the relevant asset documentation, asset parameters defined by customers such as token supply and yield distribution. Once the associated due diligence and compliance procedures have been completed, the relevant smart contracts are generated and deployed to blockchains instantly opening for trading of such tokens. Transaction fees are variable and based on a fixed percentage of the transaction amount. Fees are charged directly to the customers’ account upon execution of each transaction.

Other income

Interest income is mainly generated from loan to third party, savings and time deposits which are less than one year, and is recognized on an accrual basis using the effective interest method. Interest income receives from banks on a monthly basis.

Commission and handling expenses

Commission and handling expenses for executing and/or clearing transactions are accrued on a trade-date basis and are expensed as incurred.

General and administrative expenses

General and administrative expenses mainly consist of lease expense, office supplies and upkeep expenses, and other miscellaneous administrative expenses.

Leasing

The Company is a lessee of non-cancellable operating leases for offices. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease’s commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use (“ROU”) assets and lease liabilities.

The Company may recognize the lease payments in the unaudited interim condensed consolidated statements of operations and comprehensive loss   on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the six months ended September 30, 2025 and 2024, the Company did not have any impairment loss against its operating lease right-of-use assets.

Employee benefits

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of HKD1,500 per month. Contributions to the plan vest immediately. The Company recorded MPF expenses of $50,000 and $26,000 for the six months ended September 30, 2025 and 2024, respectively.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. For the six months ended September 30, 2025 and 2024, there were temporary differences of $2,600,000 and $679,000, respectively. As of September 30, 2025 and March 31, 2025, no deferred tax asset or liability recognized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended September 30, 2025 and 2024.

(Loss) earnings per share

The Company computes net (loss) earnings per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted net (loss) earnings per share (“EPS”) on the face of the unaudited interim condensed consolidated statements of operations and comprehensive loss. Basic EPS is computed by dividing income available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of warrants, options, and restricted stock units. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. The Company had no potentially dilutive securities as of September 30, 2025 and 2024.

Share based compensations

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which establishes the accounting for employee share-based awards. For employee share-based awards, share based compensations cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

New accounting standards not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The purpose of the update was to improve financial reporting by requiring disclosures of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted and requires retrospective application to all periods presented in the unaudited interim condensed consolidated financial statements. Management has evaluated the impact on the Company’s unaudited interim condensed consolidated financial statements and considered they have no material impact on the Company’s unaudited interim condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its unaudited interim condensed consolidated financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheet, statements of operations and comprehensive loss   and statements of cash flows.